Provisions for judicial and administrative proceedings, commitments and other provisions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Provisions
Balance at beginning of year		R$ 13,986,915	R$ 11,776,490	R$ 11,409,677
Additions charged to income:
Interest expense and similar charges (Note 32 & 33)		320,559	275,836	287,576
Personnel Expenses (Note 40)		8,939	20,081	24,480
Constitutions / Reversals and Adjustment of provisions		2,755,180	3,114,407	2,706,073
Other Comprehensive Income		483,058	1,028,090	(153,595)
Additions to provisions for contingent commitments		(48,246)	0	0
Payments to pensioners and early retirees with a charge to internal provisions			0	1,876,888
Payments to external funds		(594,024)	(127,357)	(2,074,873)
Amount paid		(2,247,172)	(2,123,483)	(2,330,283)
Transfer to other assets - actuarial assets (Note 15)		16,998	14,457	0
Transfers, exchange differences and other changes		13,691	8,394	30,547
Balance at end of year		14,695,898	13,986,915	11,776,490
Pensions
Changes in Provisions
Balance at beginning of year	[1]	3,923,456	2,710,626	2,696,653
Additions charged to income:
Interest expense and similar charges (Note 32 & 33)	[1]	320,559	275,836	287,576
Personnel Expenses (Note 40)	[1]	8,939	20,081	24,480
Constitutions / Reversals and Adjustment of provisions	[1]	(801,332)	1,723	60,309
Other Comprehensive Income	[1]	483,058	1,028,090	(153,595)
Additions to provisions for contingent commitments	[1]	0	0	0
Payments to pensioners and early retirees with a charge to internal provisions	[1]	0	0	1,876,888
Payments to external funds	[1]	(594,024)	(127,357)	(2,074,873)
Amount paid	[1]	0	0	0
Transfer to other assets - actuarial assets (Note 15)	[1]	16,998	14,457	0
Transfers, exchange differences and other changes	[1]	0	0	(6,812)
Balance at end of year	[1]	3,357,654	3,923,456	2,710,626
Other Provisions
Changes in Provisions
Balance at beginning of year		10,063,459	9,065,864	8,713,024
Additions charged to income:
Interest expense and similar charges (Note 32 & 33)		0	0	0
Personnel Expenses (Note 40)		0	0	0
Constitutions / Reversals and Adjustment of provisions		3,556,512	3,112,684	2,645,764
Other Comprehensive Income		0	0	0
Additions to provisions for contingent commitments		(48,246)	0	0
Payments to pensioners and early retirees with a charge to internal provisions		0	0	0
Payments to external funds		0	0	0
Amount paid		(2,247,172)	(2,123,483)	(2,330,283)
Transfer to other assets - actuarial assets (Note 15)		0	0	0
Transfers, exchange differences and other changes		13,691	8,394	37,359
Balance at end of year		R$ 11,338,244	R$ 10,063,459	R$ 9,065,864

[1]	For further information, see note 15. Provisions for pension funds and similar obligations.